Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36885
Entity Registrant Name	TANTECH HOLDINGS LTD
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	No. 10 Cen Shan Road, Shuige Industrial Zone
Entity Address, City or Town	Lishui City
Entity Address, Country	CN
Entity Address, Postal Zip Code	323000
Title of 12(b) Security	Common shares
Trading Symbol	TANH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	6,399,460
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Entity Central Index Key	0001588084
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 20-F/A (the “Amendment”) amends the annual report on Form 20-F of Tantech Holdings Ltd (the “Company”) for the fiscal year ended December 31, 2021, originally filed with the U.S. Securities and Exchange Commission (“SEC”) on July 18, 2022 (the “Original Form 20-F”), as amended by Amendment No. 1 on Form 20-F/A, as filed with the SEC on December 23, 2022 (“Amendment No. 1” and the Original Form 20-F as amended by Amendment No. 1, the “Form 20-F”). This Amendment is being filed to amend Item 17 of Part III in the Form 20-F to include the full set of financial statements and a revised Report of Independent Registered Public Accounting Firm relating thereto. Item 19 of the Form 20-F is amended by the filing of new exhibits regarding CEO and CFO certifications and the auditor’s consent letter in this Amendment.
Auditor Name	YCM CPA, Inc.
Auditor Firm ID	6781
Auditor Location	Irvine, California
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Mr. Weilin Zhang
Entity Address, Address Line One	No. 10 Cen Shan Road, Shuige Industrial Zone
Entity Address, City or Town	Lishui City
Entity Address, Country	CN
Entity Address, Postal Zip Code	323000
City Area Code	86
Local Phone Number	578-226-2305
Contact Personnel Fax Number	86-578-226-2360
Contact Personnel Email Address	tantech@tantech.cn